New Accounting Pronouncements (Tables)	12 Months Ended
Sep. 30, 2020
Accounting Changes and Error Corrections [Abstract]
ASU and change in accounting principle
The Company recorded a decrease to retained earnings of $21,945,000 as of October 1, 2019 for the cumulative effect of adopting ASC 326 as further detailed below.

	September 30, 2019	CECL Adoption Impact	October 1, 2019
(In thousands)
Allowance for credit losses:
Commercial loans
Multi-family	$7,391	$3,013	$10,404
Commercial real estate	13,170	(146)	13,024
Commercial & industrial	31,450	785	32,235
Construction	32,304	(9,536)	22,768
Land - acquisition & development	9,155	1,749	10,904
Total commercial loans	93,470	(4,135)	89,335
Consumer loans
Single-family residential	30,988	16,783	47,771
Construction - custom	1,369	1,511	2,880
Land - consumer lot loans	2,143	492	2,635
HELOC	1,103	945	2,048
Consumer	2,461	2,154	4,615
Total consumer loans	38,064	21,885	59,949
Total allowance for loan losses	131,534	17,750	149,284
Reserve for unfunded commitments	6,900	10,750	17,650
Total allowance for credit losses	$138,434	$28,500	$166,934

Retained earnings
Total pre-tax impact		$28,500
Tax effect		(6,555)
Decrease to retained earnings		$21,945

	September 30, 2019	CECL Adoption Impact	October 1, 2019 (Post ASC 326 Adoption)	September 30, 2020
(In thousands)
Allowance for credit losses:
Commercial loans
Multi-family	$7,391	$3,013	$10,404	$13,853
Commercial real estate	13,170	(146)	13,024	22,516
Commercial & industrial	31,450	785	32,235	38,665
Construction	32,304	(9,536)	22,768	24,156
Land - acquisition & development	9,155	1,749	10,904	10,733
Total commercial loans	93,470	(4,135)	89,335	109,923
Consumer loans
Single-family residential	30,988	16,783	47,771	45,186
Construction - custom	1,369	1,511	2,880	3,555
Land - consumer lot loans	2,143	492	2,635	2,729
HELOC	1,103	945	2,048	2,571
Consumer	2,461	2,154	4,615	2,991
Total consumer loans	38,064	21,885	59,949	57,032
Total allowance for loan losses	$131,534	$17,750	149,284	166,955
Reserve for unfunded commitments	$6,900	$10,750	17,650	25,000
Total allowance for credit losses	$138,434	$28,500	$166,934	$191,955